Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

13.      SUPPLEMENTAL CASH FLOW INFORMATION

	2014	2013
Net interest received in cash, included in operations	$(352)	$(554)
Taxes paid	5,045	3,082
Patents acquired under deferred financing arrangement	26,482	48,509
Patent acquisition liability	-	5,000